Intangible Asset, Net - Schedule of Intangible Asset, Net (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 380,394	$ 380,394	$ 572,764
Less accumulated amortization	(191,318)	(168,363)	(137,754)
Patents, Total	189,076	212,031
Patents pending	233,145	212,726
Total intangible assets, net	$ 422,221	$ 424,757	$ 435,010